Common Stock Common Stock (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of Stock by Class
The following table reflects the cumulative number of common shares repurchased as of December 31, 2014 and 2015:

	Number of Shares Repurchased	Weighted Average Price per Share
Cumulative repurchases as of December 31, 2014	99,969	9.91
Redemptions	135,123	9.78
Shares repurchased under Tender Offer	11,904,762	10.50
Cumulative repurchases as of December 31, 2015	12,139,854	$10.49